Leases - Schedule of Maturities of Operating Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 358
2025	317
2026	279
2027	230
2028	182
Thereafter	1,032
Total lease payments	2,398
Less imputed interest	(584)
Total operating lease liabilities	$ 1,814	$ 1,581